UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08966

Legg Mason Growth Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2008

Date of reporting period: June 30, 2008

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders

To Our Shareholders,

We are pleased to provide you with Legg Mason Growth Trust’s semi-annual report for the six months ended June 30, 2008.

Total returns for various periods ended June 30, 2008 are:

	Total Return
	6 Months	12 Months
Growth Trust:
Primary Class	-19.34%	-18.19%
Class R	-19.18%	-17.85%
Financial Intermediary Class	-19.05%	-17.61%
Institutional Class	-18.92%	-17.34%
S&P 500 Stock Composite IndexA	-11.91%	-13.12%
Lipper Large-Cap Growth Funds IndexB	-10.30%	-4.21%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class, please visit www.leggmason.com/individualinvestors. For Class R, Financial Intermediary Class and Institutional Class please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial advisor.

A

A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indices.

B	An index comprised of the 30 largest funds in the Lipper universe of 853 large-cap growth funds.

Semi-Annual Report to Shareholders

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

July 22, 2008

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Growth Trust, Inc.

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class, Class R and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2008, and held through June 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses PaidA During the Period 1/1/08-6/30/08
Primary Class:
Actual	$1,000.00	$806.60	$8.20
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.15
Class R:
Actual	$1,000.00	$808.20	$6.29
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.02

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.83%, 1.40%, 1.09% and .77% for the Primary Class, Class R, Financial Intermediary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (182) and divided by 366.

Semi-Annual Report to Shareholders

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses PaidA During the Period 1/1/08-6/30/08
Financial Intermediary Class:
Actual	$1,000.00	$809.50	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.47
Institutional Class:
Actual	$1,000.00	$810.80	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$3.84

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Growth Trust, Inc.

The graphs on the following pages compare the Fund’s total returns to those of the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Class R, Financial Intermediary and Institutional Classes, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	-18.19%	-18.19%
Five Years	+23.25%	+4.27%
Ten Years	+49.42%	+4.10%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Class R

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	-17.85%	-17.85%
Life of Class*	-7.88%	-5.31%
* Inception date — December 28, 2006

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning December 31, 2006.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	-17.61%	-17.61%
Life of Class*	+6.96%	+1.53%
* Inception date — January 29, 2004

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning January 31, 2004.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	-17.34%	-17.34%
Life of Class*	+6.97%	+1.57%
* Inception date — March 4, 2004

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning February 29, 2004.

Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (As of June 30, 2008)D

(As a percentage of the portfolio)

Top 10 Holdings (As of June 30, 2008)

Security	% of Net Assets
Nokia Oyj – ADR	8.0%
Yahoo! Inc.	6.1%
Quanta Services Inc.	5.9%
eBay Inc.	5.8%
The Shaw Group Inc.	5.8%
Amazon.com Inc.	5.6%
Cisco Systems Inc.	4.7%
QUALCOMM Inc.	4.5%
General Cable Corp.	3.8%
Texas Instruments Inc.	3.7%

D	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders

Selected Portfolio PerformanceE

Legg Mason Growth Trust, Inc.

Strongest performers for the quarter ended June 30, 2008F
1. Quanta Services Inc.	+43.6%
2. The Shaw Group Inc.	+31.1%
3. Foster Wheeler Ltd.	+29.2%
4. Google Inc.	+19.5%
5. Red Hat Inc.	+12.5%

Weakest performers for the quarter ended June 30, 2008F
1. American International Group Inc.	-38.5%
2. Freddie Mac	-34.5%
3. XM Satellite Radio Holdings Inc.	-32.5%
4. Yahoo! Inc.	-28.6%
5. Merrill Lynch and Co. Inc.	-21.6%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
EMC Corp.	Cadbury Schweppes PLC
Halliburton Co.	General Electric Co.
Nabors Industries Ltd.	NASDAQ Stock Market Inc.
Reliant Energy Inc.	Visa Inc.
XTO Energy Inc.	Veolia Environnement
Vestas Wind Systems A/S

E	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
F	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Growth Trust, Inc.

June 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.9%

Consumer Discretionary — 7.6%
Internet and Catalog Retail — 5.6%
Amazon.com Inc.	750,000	$54,997,500	A

Media — 2.0%
XM Satellite Radio Holdings Inc.	2,500,000	19,600,000	A

Consumer Staples — 3.6%
Food Products — 3.6%
Kraft Foods Inc.	1,250,000	35,562,500

Energy — 6.5%
Energy Equipment and Services — 4.4%
Halliburton Co.	350,000	18,574,500
Nabors Industries Ltd.	500,000	24,615,000	A

		43,189,500

Oil, Gas and Consumable Fuels — 2.1%
XTO Energy Inc.	300,000	20,553,000

Financials — 8.5%
Capital Markets — 1.4%
Merrill Lynch and Co. Inc.	450,000	14,269,500

Diversified Financial Services — 2.9%
Citigroup Inc.	1,700,000	28,492,000

Insurance — 2.2%
American International Group Inc.	800,000	21,168,000

Thrifts and Mortgage Finance — 2.0%
Freddie Mac	1,200,000	19,680,000

Industrials — 26.3%
Air Freight and Logistics — 2.0%
FedEx Corp.	250,000	19,697,500

Semi-Annual Report to Shareholders

	Shares/Par	Value
Industrials — Continued
Construction and Engineering — 14.3%
Foster Wheeler Ltd.	350,000	$25,602,500	A
Quanta Services Inc.	1,750,000	58,222,500	A
The Shaw Group Inc.	925,000	57,155,750	A

		140,980,750

Electrical Equipment — 7.0%
General Cable Corp.	625,000	38,031,250	A
Thomas and Betts Corp.	825,000	31,226,250	A

		69,257,500

Machinery — 3.0%
Caterpillar Inc.	400,000	29,528,000

Information Technology — 43.3%
Communications Equipment — 17.2%
Cisco Systems Inc.	2,000,000	46,520,000	A
Nokia Oyj — ADR	3,200,000	78,400,000
QUALCOMM Inc.	1,000,000	44,370,000

		169,290,000

Computers and Peripherals — 1.8%
EMC Corp.	1,200,000	17,628,000	A

Internet Software and Services — 14.1%
eBay Inc.	2,100,000	57,393,000	A
Google Inc.	40,000	21,056,800	A
Yahoo! Inc.	2,900,000	59,914,000	A

		138,363,800

Semiconductors and Semiconductor Equipment — 3.7%
Texas Instruments Inc.	1,300,000	36,608,000

Software — 6.5%
Electronic Arts Inc. (EA)	750,000	33,322,500	A
Red Hat Inc.	1,500,000	31,035,000	A

		64,357,500

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Growth Trust, Inc. — Continued

	Shares/Par	Value
Utilities — 3.1%
Independent Power Producers and Energy Traders — 3.1%
Reliant Energy Inc.	1,425,000	$30,309,750	A

Total Common Stocks and Equity Interests
(Cost — $953,836,060)		973,532,800
Repurchase Agreements — 1.5%

Bank of America
2.20%, dated 6/30/08, to be repurchased at $7,631,190 on 7/1/08 (Collateral: $7,890,000 Freddie Mac notes, 4.35%, due 5/20/13, value $7,910,338)	$7,630,724	7,630,724

Goldman Sachs Group Inc.
2.36%, dated 6/30/08, to be repurchased at $7,631,225 on 7/1/08 (Collateral: $8,123,866 Fannie Mae mortgage-backed securities, 5.00% due 5/1/38, value $7,821,478)	7,630,725	7,630,725

Total Repurchase Agreements (Cost — $15,261,449)		15,261,449
Total Investments — 100.4% (Cost — $969,097,509)B		988,794,249
Other Assets Less Liabilities — (0.4)%		(4,093,776)

Net Assets — 100.0%		$984,700,473

A	Non-income producing.
B

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$149,110,804
Gross unrealized depreciation	(129,414,064)

Net unrealized appreciation	$19,696,740

ADR — American Depository Receipt

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Growth Trust, Inc.

June 30, 2008 (Unaudited)

Assets:
Investment securities at market value (Cost — $953,836,060)		$973,532,800
Short-term securities at value (Cost — $15,261,449)		15,261,449
Foreign currency at value (Cost — $386)		389
Receivable for fund shares sold		1,162,896
Dividends and interest receivable		410,851

Total assets		990,368,385

Liabilities:
Payable for fund shares repurchased	$4,066,690
Accrued management fee	611,904
Accrued distribution and service fees	533,179
Accrued expenses and other liabilities	456,139

Total liabilities		5,667,912

Net Assets		$984,700,473

Net assets consist of:
Accumulated paid-in-capital		$1,015,750,721
Accumulated net investment loss		(1,420,623)
Accumulated net realized loss on investments and foreign currency transactions		(49,326,365)
Unrealized appreciation of investments and foreign currency translations		19,696,740

Net Assets		$984,700,473

Net Asset Value Per Share:
Primary Class (20,588,606 shares outstanding)		$26.20

Class R (71,348 shares outstanding)		$27.02

Financial Intermediary Class (9,070,759 shares outstanding)		$27.15

Institutional Class (7,162,290 shares outstanding)		$27.52

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Growth Trust, Inc.

Six Months Ended June 30, 2008 (Unaudited)

Investment Income:
Dividends	$6,466,757
Interest	389,329
Less: Foreign taxes withheld	(329,997)

Total income		$6,526,089
Expenses:
Management fees	3,857,073
Distribution and service fees:
Primary Class	2,975,472
Class R	2,376
Financial Intermediary Class	358,432
Audit and legal fees	24,300
Custodian fees	65,061
Directors’ fees and expenses	44,814
Registration fees	52,659
Reports to shareholders	97,500
Transfer agent and shareholder servicing expense:
Primary Class	208,283
Class R	1,615
Financial Intermediary Class	129,035
Institutional Class	10,961
Other expenses	18,722

	7,846,303
Less: Fees waived	(926)

Net expenses		7,845,377

Net Investment Loss		(1,319,288)
Net Realized and Unrealized (Loss) on Investments:
Net realized (loss) on:
Investments	(29,002,144)
Foreign currency transactions	(6,870)

		(29,009,014)
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations		(210,785,049)

Net Realized and Unrealized Loss on Investments		(239,794,063)
Change in Net Assets Resulting From Operations		$(241,113,351)

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Growth Trust, Inc.

	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
	(Unaudited)
Change in Net Assets:
Net investment loss	$(1,319,288)	$(5,756,021)
Net realized gain/(loss)	(29,009,014)	54,555,504
Change in unrealized appreciation/ (depreciation)	(210,785,049)	92,537,298
Change in net assets resulting from operations	(241,113,351)	141,336,781

Distributions to shareholders from:
Net realized gain on investments:
Primary Class	—	(49,786,498)
Class R	—	(26,328)
Financial Intermediary Class	—	(24,002,986)
Institutional Class	—	(15,929,755)

Change in net assets from fund share transactions:
Primary Class	(14,992,705)	81,543,667
Class R	1,695,482	520,089
Financial Intermediary Class	(30,699,627)	85,827,405
Institutional Class	15,630,619	34,353,980
Change in net assets	(269,479,582)	253,836,355

Net Assets:

Beginning of period	1,254,180,055	1,000,343,700
End of period	$984,700,473	$1,254,180,055
Accumulated net investment loss	$(1,420,623)	$(101,335)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Growth Trust, Inc.

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30, 2008
			Years Ended December 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$32.48		$30.78		$30.59		$30.15	$28.04	$17.17

Investment operations:
Net investment loss	(.09	)A	(.30	)A	(.25	)A	(.27)	(.32)	(.26)
Net realized and unrealized gain/(loss)	(6.19)		4.59		.44		.97	2.43	11.13

Total from investment operations	(6.28)		4.29		.19		.70	2.11	10.87

Distributions from:
Net realized gain on investments	—		(2.59)		—		(.26)	—	—

Total distributions	—		(2.59)		—		(.26)	—	—

Net asset value, end of period	$26.20		$32.48		$30.78		$30.59	$30.15	$28.04

Total return	(19.34	)%B	14.00%		.62%		2.33%	7.52%	63.31%

Ratios to Average Net Assets:C
Total expenses	1.83	%D	1.84%		1.86%		1.87%	1.87%	1.88%
Expenses net of waivers, if any	1.83	%D	1.84%		1.86%		1.87%	1.87%	1.88%
Expenses net of all reductions	1.83	%D	1.84%		1.86%		1.87%	1.87%	1.88%
Net investment loss	(.64	)%D	(.90)%		(.87)%		(1.08)%	(1.18)%	(1.35)%
Supplemental Data:
Portfolio turnover rate	41.7	%B	62.1%		31.0%		19.7%	33.8%	49.5%
Net assets, end of period (in thousands)	$539,362		$685,972		$576,549		$458,567	$384,040	$332,516

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and any voluntary expense waivers.

D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Class R:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007		Period Ended December 31, 2006A
	(Unaudited)
Net asset value, beginning of period	$33.43		$31.49		$31.62

Investment operations:
Net investment income/(loss)	.01	B	(.15	)B	—	B,C
Net realized and unrealized gain/(loss)	(6.42)		4.68		(.13)

Total from investment operations	(6.41)		4.53		(.13)

Distributions from:
Net realized gain on investments	—		(2.59)		—

Total distributions	—		(2.59)		—

Net asset value, end of period	$27.02		$33.43		$31.49

Total return	(19.18	)%D	14.45%		(.41	)%D
Ratios to Average Net Assets:E
Total expenses	1.60	%F	6.56%		1.28	%F
Expenses net of waivers, if any	1.40	%F	1.40%		1.28	%F
Expenses net of all reductions	1.40	%F	1.40%		1.28	%F
Net investment income (loss)	.05	%F	(.45)%		(1.14	)%F
Supplemental Data:
Portfolio turnover rate	41.7	%D	62.1%		31.0	%D
Net assets, end of period (in thousands)	$1,928		$512		$10

A	For the period December 28, 2006 (commencement of operations) to December 31, 2006.
B	Computed using average daily shares outstanding.
C	Amount less than $.01 per share.
D	Not annualized.
E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and any voluntary expense waivers.

F	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Growth Trust, Inc. — Continued

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	Six Months Ended June 30, 2008
			Years Ended December 31,
			2007		2006		2005	2004A
	(Unaudited)
Net asset value, beginning of period	$33.54		$31.48		$31.06		$30.38	$27.59

Investment operations:
Net investment income/(loss)	.01	B	(.05	)B	(.04	)B	(.07)	(.01)
Net realized and unrealized gain/(loss)	(6.40)		4.70		.46		1.01	2.80

Total from investment operations	(6.39)		4.65		.42		.94	2.79

Distributions from:
Net realized gain on investments	—		(2.59)		—		(.26)	—

Total distributions	—		(2.59)		—		(.26)	—

Net asset value, end of period	$27.15		$33.54		$31.48		$31.06	$30.38

Total return	(19.05	)%C	14.84%		1.35%		3.10%	10.11	%C
Ratios to Average Net Assets:D
Total expenses	1.09	%E	1.09%		1.13%		1.16%	1.11	%E
Expenses net of waivers, if any	1.09	%E	1.09%		1.13%		1.15%	1.11	%E
Expenses net of all reductions	1.09	%E	1.09%		1.13%		1.15%	1.11	%E
Net investment income (loss)	.08	%E	(.15)%		(.14)%		(.39)%	(.07	)%E
Supplemental Data:
Portfolio turnover rate	41.7	%C	62.1%		31.0%		19.7%	33.8	%C
Net assets, end of period (in thousands)	$246,293		$339,532		$240,778		$155,266	$9,599

A	For the period January 29, 2004 (commencement of operations) to December 31, 2004.
B	Computed using average daily shares outstanding.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and any voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months Ended June 30, 2008
			Years Ended December 31,
			2007		2006		2005	2004A
	(Unaudited)
Net asset value, beginning of period	$33.94		$31.73		$31.20		$30.42	$27.94

Investment operations:
Net investment income	.07	B	.06	B	.06	B	—	.02
Net realized and unrealized gain/(loss)	(6.49)		4.74		.47		1.04	2.46

Total from investment operations	(6.42)		4.80		.53		1.04	2.48

Distributions from:
Net realized gain on investments	—		(2.59)		—		(.26)	—
Total distributions	—		(2.59)		—		(.26)	—

Net asset value, end of period	$27.52		$33.94		$31.73		$31.20	$30.42

Total return	(18.92	)%C	15.20%		1.70%		3.42%	8.88	%C

Ratios to Average Net Assets:D
Total expenses	.77	%E	.77%		.80%		.83%	.82	%E
Expenses net of waivers, if any	.77	%E	.77%		.80%		.83%	.82	%E
Expenses net of all reductions	.77	%E	.77%		.80%		.83%	.82	%E
Net investment income (loss)	.43	%E	.17%		.19%		(.02)%	.42	%E
Supplemental Data:
Portfolio turnover rate	41.7	%C	62.1%		31.0%		19.7%	33.8	%C
Net assets, end of period (in thousands)	$197,117		$228,164		$183,007		$117,343	$34,964

A	For the period March 4, 2004 (commencement of operations) to December 31, 2004.
B	Computed using average daily shares outstanding.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and any voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Growth Trust, Inc.

(Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Growth Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company.

Growth Trust offers four classes of shares: Primary Class, Class R, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged on Primary Class, Class R and Financial Intermediary Class shares and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Investment Valuation

This Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been

Semi-Annual Report to Shareholders

significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	June 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$988,794,249	$973,532,800	$15,261,449	$—
Other Financial Instruments*	—	—	—	—

Total	$988,794,249	$973,532,800	$15,261,449	$—

*	Other financial instruments include options, futures, swaps and forward contracts.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2008, security transactions (excluding short-term investments) were as follows:

Purchases	Proceeds From Sales
$483,477,703	$451,958,853

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Growth Trust, Inc. — Continued

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the debt obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture

The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included in the realized gain/(loss) on investment transactions. During the period ended June 30, 2008, the Fund did not receive any commission rebates.

Redemption In-Kind

The Fund under certain conditions may redeem its shares in-kind by distributing portfolio securities rather than making cash payment. Gains and losses realized on redemption in-kind transactions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid in-capital. During the period ended June 30, 2008, the Fund realized $7,661,980 of net gain on $27,348,053 redemption in-kind transactions, which will not be recognized for tax purposes.

Semi-Annual Report to Shareholders

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Growth Trust, Inc. — Continued

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2008.

3. Transactions With Affiliates:

The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to its agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.

The following chart summarizes the management fees for the Fund:

Management Fee	Asset Breakpoint
0.70%	up to $2 billion
0.65%	in excess of $2 billion

Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at a rate of 0.05% of the average daily net assets of the Fund.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund. LMIS receives from the Fund’s Primary Class, Class R and Financial Intermediary Class an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

	Distribution Fee	Service Fee
Primary Class	0.75%	0.25%
Class R	0.25%	0.25%
Financial Intermediary Class	N/A	0.25%

LMCM and LMIS currently intend to voluntarily waive fees or reimburse expenses in any month to the extent the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of average daily net assets specified below. The Fund’s agreement with LMCM provides that certain expense reimbursements be made to the Fund. For the six months ended June 30, 2008, LMCM reimbursed the Fund $927 for these expenses. These voluntary waivers are currently expected to continue until April 30, 2009, but may be terminated at any time.

Semi-Annual Report to Shareholders

The following chart summarizes the expense limitations for the Fund:

Class	Expense Limitation
Primary	1.90%
Class R	1.40%
Financial Intermediary	1.15%
Institutional	0.90%

LMCM, LMFA and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2008.

5. Fund Share Transactions:

At June 30, 2008, there were 100,000,000 shares authorized at $.001 par value for each of the Primary, Financial Intermediary and Institutional Classes and 500,000,000 shares authorized at $.001 par value for Class R shares of the Fund. Share transactions were as follows:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	3,266,643	$95,414,899	4,862,138	$163,695,711
Shares issued on reinvestment	140	4,517	1,460,814	47,839,411
Shares repurchased	(3,799,351)	(110,412,121)	(3,931,753)	(129,991,455)

Net Increase (Decrease)	(532,568)	$(14,992,705)	2,391,199	$81,543,667

Class R
Shares sold	68,852	$2,083,789	14,273	$496,413
Shares issued on reinvestment	—	—	793	26,328
Shares repurchased	(12,808)	(388,307)	(78)	(2,652)

Net Increase	56,044	$1,695,482	14,988	$520,089

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Growth Trust, Inc. — Continued

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Financial Intermediary Class
Shares sold	1,034,521	$31,718,322	3,360,322	$116,212,682
Shares issued on reinvestment	—	—	589,796	19,898,176
Shares repurchased	(2,086,465)	(62,417,949)	(1,474,780)	(50,283,453)

Net Increase (Decrease)	(1,051,944)	$(30,699,627)	2,475,338	$85,827,405

Institutional Class
Shares sold	1,792,751	$56,400,603	1,977,214	$69,317,534
Shares issued on reinvestment	—	—	464,627	15,851,817
Shares repurchased	(1,352,361)	(40,769,984)	(1,487,160)	(50,815,371)

Net Increase	440,390	$15,630,619	954,681	$34,353,980

6. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006 and the Fund adopted FIN 48 effective January 1, 2007. There was no material impact to the financial statements or disclosure thereto as a result of this adoption.

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

The Fund’s investment policies do not permit the Fund to engage in derivative transactions. Unless the Fund’s policies change and the Fund begins engaging in derivative transactions, FAS 161 will have no impact on the Fund’s disclosures.

Fund Information

Investment Adviser

Legg Mason Capital Management, Inc.

Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer

Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K&L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds American Leading Companies Trust Classic Valuation Fund Growth Trust Special Investment Trust U.S. Small-Capitalization Value Trust Value Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.
Specialty Fund Opportunity Trust	The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of topnotch managers in all the major asset classes.

Global Funds Emerging Markets Trust International Equity Trust Taxable Bond Funds Investment Grade Income Portfolio Limited Duration Bond Portfolio	Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Fund’s website at www.leggmason.com/individualinvestors.

Tax-Free Bond Fund Maryland Tax-Free Income Trust	The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services - Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS, P.O. Box 55214	c/o BFDS, P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmason.com/individualinvestors	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor A Legg Mason, Inc. subsidiary

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable for semiannual reports.

(a)	(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a)	(3) Not applicable.

(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date: September 5, 2008

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Growth Trust, Inc.
Date: September 5, 2008